Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Proceeds from the sale of restricted assets		$ 180,870,897
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Temporary equity stock shares subject to redemption shares	17,235,298
Proceeds from the sale of restricted assets	$ 180,900,000	$ 180,900,000
Temporary equity redemption price per share	$ 10.49	$ 10.49
Second Extension Meeting [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Temporary equity stock shares subject to redemption shares	1,744,889
Proceeds from the sale of restricted assets	$ 18,900,000
Temporary equity redemption price per share	$ 10.85
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, shares authorized	220,000,000	220,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, shares outstanding	17,264,702	17,264,702	34,500,000
Temporary equity stock shares subject to redemption shares	17,235,298	17,235,298	17,235,298
Proceeds from the sale of restricted assets		$ 180,900,000
Temporary equity redemption price per share	$ 10.74	$ 10.61	$ 10.14
Class A Ordinary Shares [Member] | Second Extension Meeting [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Temporary equity stock shares subject to redemption shares	1,744,889	1,744,889